4 Discontinued operations	12 Months Ended
Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [abstract]
Discontinued operations
4	Discontinued operations

During 2018 the group made the decision to sell its Commercial business based in the US. The sale completed on 1 November 2018 to Barings LLC, a member of the MassMutual Financial Group, for total consideration of up to $19m. This included $6m of consideration contingent payable on the achievement of various net revenue milestones for the MPUS business for the financial years 2018 and 2019. MPUS did not achieve the net revenue milestones in either 2018 or 2019, as a result no contingent consideration was received during 2019.

During 2019 a claim was made by MPUS under the warranties provided by Midatech under the disposal agreement, see note 2. The statement of cash flows includes the following amounts relating to discontinued operations:

	2020 £’000	2019 £’000	2018 £’000
Cash consideration received	–	–	9,350
Other consideration received	–	–	–
Total consideration received	–	–	9,350
Cash disposed of	–	–	(91)
Net cash inflow on disposal of discontinued operation	–	–	9,259
Net assets disposed (other than cash):	–	–	3
Property, plant and equipment	–	–	15,662
Intangibles	–	–	948
Inventory	–	–	629
Trade and other payables	–	–	(2,734)
Total net assets disposed of (other than cash)	–	–	(14,508)
Loss on disposal of discontinued operation before and after tax	–	–	(5,249)
Foreign exchange gain realised on disposal	–	–	3,842
Loss on disposal	–	–	(1,407)

The post-tax loss on disposal of discontinued operations was determined as follows:

Result of discontinued operations	2020 £’000	2019 £’000	2018 £’000
Revenue	–	–	3,882
Expenses other than finance costs	–	(947)	(7,137)
Finance costs	–	–	–
Impairment	–	–	–
Loss from discontinued operations before tax	–	(947)	(3,255)
Taxation	–	–	–
Loss on disposal of discontinued operations	–	–	(1,407)
Loss for the year from discontinued operations after tax	–	(947)	(4,662)

Statement of cash flows	2020 £’000	2019 £’000	2018 £’000
The statement of cash flows includes the following amounts relating to discontinued operations:
Operating activities	–	–	(5,368)
Investing activities	–	(947)	–
Financing activities	–	–	(7)
Net cash flow from discontinued operations	–	(947)	(5,375)